UMB FUND SERVICES, INC.
235 West Galena Street
Milwaukee, Wisconsin 53212
 (414) 299-2000

June 5, 2015

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:	Ramius IDF LLC
Registration No: 811-22494
Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended March 31, 2015.  Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Terrance P. Gallagher
Executive Vice President, Director of Mutual Fund Accounting and Administration

Encl.